Advances to and Investments in Unconsolidated Affiliates Narrative (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 12, 2012	Oct. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment losses			$ 970	$ 339	$ 370
Payments to Acquire Businesses, Gross		$ 382
Proceeds from the sale of other assets			$ 35	14	54
AmeriGas common units sold by ETP			(18.9)
Proceeds from the sale of AmeriGas common units			$ 0	0	814
Advances to and investments in unconsolidated affiliates			3,040	3,462	3,659
Goodwill			5,170	5,485	5,871
Equity in earnings from unconsolidated affiliates			$ 270	$ 276	$ 332
Citrus [Member]
Interest ownership			50.00%
Business Acquisition, Percentage of Voting Interests Acquired			50.00%
FGT [Member]
Percentage Ownership Operating Facility			100.00%
Fayetteville Express Pipeline, LLC [Member]
Interest ownership			50.00%
Midcontinent Express Pipeline, LLC [Member]
Interest ownership			50.00%
MEP [Member]
Impairment losses			$ 308
RIGS Haynesville Partnership Co. [Member]
Interest ownership			49.99%
AmeriGas [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	29.6
Proceeds from the sale of AmeriGas common units			$ 814
Investment Owned, Balance, Shares			3.1